                            MFS STRATEGIC GROWTH FUND
                             MFS EQUITY INCOME FUND

                      Supplement to the Current Prospectus


         During the period from April 1, 1998, through June 30, 1998 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Vestax Securities Corp. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Vestax Securities Corp. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.


                 The date of this Supplement is April 1, 1998.

                            MFS STRATEGIC GROWTH FUND
                             MFS EQUITY INCOME FUND

                      Supplement to the Current Prospectus


         During the period from April 1, 1998, through June 30, 1998 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Locust Street Securities, Inc., 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Locust Street Securities, Inc., an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.


                 The date of this Supplement is April 1, 1998.

                            MFS STRATEGIC GROWTH FUND
                             MFS EQUITY INCOME FUND
                             MFS NEW DISCOVERY FUND

                      Supplement to the Current Prospectus


         During the period from April 1, 1998, through June 30, 1998 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Cadaret Grant & Co., Inc., 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Cadaret Grant & Co., Inc., an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.


                 The date of this Supplement is April 1, 1998.

                            MFS STRATEGIC GROWTH FUND
                             MFS EQUITY INCOME FUND

                      Supplement to the Current Prospectus


         During the period from April 1, 1998, through June 30, 1998 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Financial Network Investment Corp. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Financial Network Investment Corp. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.


                 The date of this Supplement is April 1, 1998.

                            MFS STRATEGIC GROWTH FUND
                             MFS EQUITY INCOME FUND

                      Supplement to the Current Prospectus


         During the period from April 1, 1998, through June 30, 1998 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay FSC Securities Corp. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay FSC Securities Corp. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.


                 The date of this Supplement is April 1, 1998.

                            MFS STRATEGIC GROWTH FUND
                             MFS EQUITY INCOME FUND

                      Supplement to the Current Prospectus


         During the period from April 1, 1998, through June 30, 1998 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Franklin Financial Services 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Franklin Financial Services an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.


                 The date of this Supplement is April 1, 1998.

                             MFS EQUITY INCOME FUND

                      Supplement to the Current Prospectus


         During the period from April 1, 1998, through June 30, 1998 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Investment Management & Research, Inc., 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Investment Management & Research, Inc., an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.


                 The date of this Supplement is April 1, 1998.